Performance Management	Dec. 01, 2025
ABR Dynamic Blend Equity & Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www. abrdynamicfunds.com or by calling (855) 422-4518 (toll free).

The performance for the Fund’s Investor Shares would have been substantially similar to the performance information for the Fund’s Institutional Shares, set forth below, because both classes of shares invest in the same portfolio of securities. Returns for Investor Shares will differ only to the extent that the expenses of the two share classes are different.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Returns as of December 31 Institutional Shares
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 33.33% for the quarter ended March 31, 2020, and the lowest return was -17.69% for the quarter ended June 30, 2022.

The calendar year-to-date total return as of September 30, 2025 was -1.75%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www. abrdynamicfunds.com
Performance Availability Phone [Text]	(855) 422-4518
ABR Dynamic Blend Equity & Volatility Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(1.75%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	33.33%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(17.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
ABR 50/50 Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. Updated performance information is available at www.abrdynamicfunds.com or by calling (855) 422-4518 (toll free).

The performance for the Fund’s Investor Shares would have been substantially similar to the performance information for the Fund’s Institutional Shares, set forth below, because both classes of shares invest in the same portfolio of securities. Returns for Investor Shares will differ only to the extent that the expenses of the two share classes are different.

Prior to the change in the Fund’s investment strategy, the Adviser invested the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provided short exposure to VIX Index futures and VIX Index ETPs, long exposure to long-term U.S. Treasury securities, and cash, and the percentage of the Fund’s assets invested in such holdings was determined by the Adviser based principally upon the results of its model and market conditions. Although the Fund continues to invest in such instruments, the Adviser now also invests the Fund’s assets in securities and derivative instruments that, to varying degrees, provide (i) long exposure to VIX Index futures and VIX Index ETPs, and (ii) long exposure to S&P 500 Index futures and S&P 500 ETPs. Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to the change in the Fund’s investment strategy reflects the investment strategy in effect prior to that date.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Returns as of December 31 Institutional Shares
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 35.21% for the quarter ended March 31, 2019, and the lowest return was -35.10% for the quarter ended March 31, 2018.

The calendar year-to-date total return as of September 30, 2025 was 0.60%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with the Fund’s investment strategies and investments restrictions.

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

FTSE 3-Month U.S. T-Bill Index (previously called Citigroup 3-Month U.S. T-Bill Index) is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.abrdynamicfunds.com
Performance Availability Phone [Text]	(855) 422-4518
ABR 50/50 Volatility Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	35.21%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(35.10%)
Lowest Quarterly Return, Date	Mar. 31, 2018
ABR 75/25 VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. Updated performance information is available at www.abrdynamicfunds.com or by calling (855) 422-4518 (toll free).

The performance for the Fund’s Investor Shares would have been substantially similar to the performance information for the Fund’s Institutional Shares, set forth below, because both classes of shares invest in the same portfolio of securities. Returns for Investor Shares will differ only to the extent that the expenses of the two share classes are different.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Returns as of December 31 Institutional Shares
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 12.55% for the quarter ended December 31, 2023 and the lowest return was -23.42% for the quarter ended June 30, 2022.

The calendar year-to-date total return as of September 30, 2025 was -0.84%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with the Fund’s investment strategies and investments restrictions.

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

FTSE 3-Month U.S. T-Bill Index (previously called Citigroup 3-Month U.S. T-Bill Index) is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.abrdynamicfunds.com
Performance Availability Phone [Text]	(855) 422-4518
ABR 75/25 VOLATILITY FUND | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.84%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	12.55%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022